SHORT-TERM DEBT (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 30, 2014
Shanghai Commercial And Savings Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Nov. 30, 2014
Hua Nan Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Mar. 31, 2015
Debt Instrument, Interest Rate, Stated Percentage	3.26%
Sinopac Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.26%
Shanghai Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Jun. 30, 2015
Debt Instrument, Interest Rate, Stated Percentage	3.24%
A and S Property Investments [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Dec. 10, 2014
Debt Instrument, Interest Rate, Stated Percentage	9.50%
KTV Holding, LLC [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Dec. 08, 2014
Debt Instrument, Interest Rate, Stated Percentage	9.50%
Maximum [Member] | Shanghai Commercial And Savings Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.20%
Maximum [Member] | Sinopac Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Feb. 28, 2015
Minimum [Member] | Shanghai Commercial And Savings Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.00%
Minimum [Member] | Sinopac Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Jan. 01, 2015